Nature of Operations (Details Narrative) - JPY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Jan. 07, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stock split ratio	On January 7, 2025, the Company’s board of directors approved the change in the number of ordinary shares authorized and a sub-division of the ordinary shares issued at a ratio of 1:6, which became effective on January 7, 2025.
Ordinary share, shares authorized	168,000,000	168,000,000	168,000,000
Ordinary share, shares issued	42,210,000	45,960,000	42,210,000
Ordinary share, par value	¥ 1.66667	¥ 1.66667	¥ 1.66667
Net loss		¥ 1,489,414	¥ 534,685	¥ 661,966
Accumulated deficit		¥ 3,271,899	¥ 1,782,485